UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22564
                                       -----------------------------------------

                                GMO Series Trust
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               (Exact name of registrant as specified in charter)

         40 Rowes Wharf Boston, MA                         02110
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    (Address of principal executive offices)             (Zip code)

                   Shep Burnett, Principal Executive Officer

                                GMO Series Trust

                        40 Rowes Wharf Boston, MA 02110
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 330-7500
                                                     ---------------------------

Date of fiscal year end: 4/30/14
                         -------

Date of reporting period:  07/01/13 - 06/30/14
                           -------------------

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote: None

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22564
Reporting Period: 07/01/2013 - 06/30/2014
GMO Series Trust









================== GMO Benchmark-Free Allocation Series Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== GMO Emerging Countries Series Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== GMO Global Asset Allocation Series Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== GMO Global Equity Allocation Series Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============== GMO International Equity Allocation Series Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    GMO Series Trust
                ---------------------------------------------------------------

By  (Signature and Title)*    /s/ Shep Burnett, Principal Executive Officer
                              -------------------------------------------------
                              Shep Burnett, Principal Executive Officer


Date      August 25, 2014
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*Print the name and title of each signing officer under his or her signature.